Audit Information	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Audit Information [Abstract]
Auditor Firm ID	731	1263
Auditor Name	DAVIDSON & COMPANY LLP	Ernst & Young LLP
Auditor Location	Vancouver, Canada	Calgary, Canada